Other Payables and Accrued Expenses (Details) - Schedule of Other Payable and Accrued Expenses - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Payable and Accrued Expenses [Abstract]
Government authorities	$ 902	$ 564
Warranty provision	1,419	1,433
Provision for returns	1,759	721
Professional services	774	565
Accrued expenses	6,759	3,090
Other payables and accrued expenses	$ 11,613	$ 6,373